CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 319,319	$ 242,811
Restricted deposits	1,000	3,664
Trade receivables (net of allowance for credit losses of $ 3,895 and $ 4,096 as of December 31, 2021 and 2020, respectively)	245,235	158,050
Prepaid expenses and other current assets	63,394	21,609
Total current assets	628,948	426,134
NON-CURRENT ASSETS
Long-term prepaid expenses	32,926	5,289
Restricted deposits	3,897	3,300
Deferred tax assets	1,876	1,382
Right of use assets	65,105	68,058
Property and equipment, net	63,259	52,894
Intangible assets, net	250,923	3,905
Goodwill	550,380	19,206
Total non-current assets	968,366	154,034
Total assets	1,597,314	580,168
CURRENT LIABILITIES
Trade payables	259,941	189,352
Short-term operating lease liabilities	12,958	15,746
Accrued expenses and other current liabilities	124,662	95,135
Current portion of long-term loan	3,000	0
Total current liabilities	400,561	300,233
LONG TERM LIABILITIES
Deferred tax liabilities	51,027	45
Warrants liability	31,227	0
Long-term loan, net of current portion	285,402	0
Long-term operating lease liabilities	61,526	63,044
Total long-term liabilities	429,182	63,089
COMMITMENTS AND CONTINGENCIES (Note 11)
CONVERTIBLE PREFERRED SHARES
Preferred A, B, B-1, B-2, C, D and E shares with no par value - Authorized: 0 and 123,389,750 shares as of December 31, 2021 and 2020, respectively; Issued and outstanding: 0 and 121,472,152 shares as of December 31, 2021 and 2020, respectively.	0	170,206
SHAREHOLDERS' EQUITY
Ordinary shares with no par value - Authorized: 700,000,000 and 176,535,661 shares as of December 31, 2021, and 2020, respectively; shares issued and outstanding: 234,031,749 and 41,357,049 as of December 31, 2021 and 2020, respectively.	0	0
Additional paid-in capital	824,016	78,137
Accumulated deficit	(56,445)	(31,497)
Total shareholders' equity	767,571	46,640
Total liabilities, convertible preferred shares and shareholders' equity	$ 1,597,314	$ 580,168